S000039569 [Member] Expense Example - AMG TimesSquare International Small Cap Fund	Dec. 31, 2025 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,336
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	1,620
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	$ 1,393